Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
FMC Lithium (Livent Corporation):
On March 1, 2019, we completed the previously announced distribution of 123 million shares of common stock of Livent as a pro rata dividend on shares of FMC common stock outstanding at the close of business on the record date of February 25, 2019.
The results of our discontinued FMC Lithium operations are summarized below:

(in Millions)	Year Ended December 31,
	2018	2017	2016
Revenue	$442.5	$347.4	$264.1
Costs of sales and services	235.4	197.9	175.7

Income (loss) from discontinued operations before income taxes (1)	$170.9	$85.0	$69.2
Provision (benefit) for income taxes	25.5	35.2	11.9
Total discontinued operations of FMC Lithium, net of income taxes, before separation-related costs	$145.4	$49.8	$57.3
Separation-related costs of discontinued operations of FMC Lithium, net of income taxes	(28.1)	—	—
Discontinued operations of FMC Lithium, net of income taxes	$117.3	$49.8	$57.3
Less: Discontinued operations of FMC Lithium attributable to noncontrolling interests	3.2	—	—
Discontinued operations of FMC Lithium, net of income taxes, attributable to FMC Stockholders	$114.1	$49.8	$57.3
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(1)
For the years ended December 31, 2018, 2017, and 2016, amounts include $2.5 million, $8.2 million, and $0.8 million of restructuring and other charges (income), respectively, and $4.3 million, $34.5 million and $(0.4) million of non-operating pension settlement charges (income), respectively.

The following table presents the major classes of assets and liabilities of FMC Lithium:

	December 31,
(in Millions)	2018	2017
Assets
Current assets of discontinued operations (1)	$293.9	$196.5
Property, plant and equipment (2)	275.7	216.3
Other noncurrent assets (2)	83.1	74.6
Total assets of discontinued operations	$652.7	$487.4
Liabilities
Current liabilities of discontinued operations (3)	$(97.3)	$(83.2)
Noncurrent liabilities of discontinued operations (4)	(46.1)	(13.5)
Total liabilities of discontinued operations	$(143.4)	$(96.7)
Total net assets	$509.3	$390.7
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(1)
Primarily consists of trade receivables and inventories. Presented as "Current assets of discontinued operations" on the condensed consolidated balance sheets as of December 31, 2018 and 2017, respectively.

(2)	Presented as "Noncurrent assets of discontinued operations" on the condensed consolidated balance sheets as of December 31, 2018 and 2017, respectively.

(3)	Presented as "Current liabilities of discontinued operations" on the condensed consolidated balance sheets as of December 31, 2018 and 2017, respectively.

(4)	Presented as "Noncurrent liabilities of discontinued operations" on the condensed consolidated balance sheets as of December 31, 2018 and 2017, respectively.

FMC Health and Nutrition:
On August 1, 2017, we completed the sale of the Omega-3 business to Pelagia AS for $38 million.
On November 1, 2017, we completed the previously disclosed sale of our FMC Health and Nutrition business to DuPont. The sale resulted in a gain of approximately $918 million ($727 million, net of tax). In connection with the sale, we entered into a customary transitional services agreement with DuPont to provide for the orderly separation and transition of various functions and processes. These services will be provided by us to DuPont for up to 24 months after closing, with an additional six months extension. These services include information technology services, accounting, human resource and facility services among other services, while DuPont assumes the operations of FMC Health and Nutrition.
Certain sites were to transfer at a later date due to various local timing constraints. In May 2018, the last site transferred to DuPont. The results of our discontinued FMC Health and Nutrition operations are summarized below, including the results of these delayed sites included in the year ended December 31, 2018.

(in Millions)	Year Ended December 31,
	2018	2017	2016
Revenue	$3.8	$562.9	$743.5
Costs of sales and services	4.0	370.5	474.9

Income (loss) from discontinued operations before income taxes (1)	$2.0	$113.7	$158.5
Provision for income taxes	3.8	9.7	43.8
Total discontinued operations of FMC Health and Nutrition, net of income taxes, before divestiture related costs and adjustments (2)	$(1.8)	$104.0	$114.7
Gain on sale of FMC Health and Nutrition, net of income taxes (3)	—	727.1	—
Adjustment to gain on sale of FMC Health and Nutrition, net of income taxes (4)	7.8	—	—
Adjustment to FMC Health and Nutrition Omega-3 net assets held for sale, net of income taxes (5)	—	(147.8)	—
Discontinued operations of FMC Health and Nutrition, net of income taxes, attributable to FMC Stockholders	$6.0	$683.3	$114.7
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(1)
Results for the year ended December 31, 2018 include an adjustment to retained liabilities of the disposed FMC Health and Nutrition business. For the years ended December 31, 2017 and 2016, amounts include $16.6 million and $19.8 million of allocated interest expense and $8.1 million and $12.3 million of restructuring and other charges (income), respectively. For the year ended December 31, 2017 amount includes $3.9 million of a pension curtailment charge. See Note 14 for more information of the pension curtailment charge. Interest was allocated in accordance with relevant discontinued operations accounting guidance.

(2)
In accordance with U.S. GAAP, effective March 2017 we stopped amortizing and depreciating all assets classified as held for sale. Assets held for sale under U.S. GAAP are required to be reported at the lower of carrying value or fair value, less costs to sell. However, the fair value of the Omega-3 business, which was previously part of the broader FMC Health and Nutrition reporting unit, was significantly less than its carrying value, which included accumulated foreign currency translation adjustments that were subsequently reclassified to earnings after completion of the sale.

(3)
Includes $27.9 million of divestiture related costs, net of tax as well as incremental tax cost of $14.7 million related to certain legal entity restructuring executed during the third quarter of 2017 to facilitate the FMC Health and Nutrition divestiture.

(4)	Amount represents the settlement of working capital adjustments subsequent to the sale.

(5)
Represents the impairment charge for the year ended December 31, 2017 of approximately $168 million ($148 million, net of tax) associated with the disposal activities of the Omega-3 business to write down the carrying value to its fair value.

The following table presents the major classes of assets and liabilities of FMC Health and Nutrition:

	December 31,
(in Millions)	2018	2017
Assets
Current assets of discontinued operations held for sale (1)	$—	$7.2
Property, plant and equipment	—	0.1
Total assets of discontinued operations held for sale (2)	$—	$7.3
Liabilities
Current liabilities of discontinued operations held for sale	—	(1.3)
Total liabilities of discontinued operations held for sale (3)	$—	$(1.3)
Total net assets (4)	$—	$6.0
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(1)	Primarily consists of trade receivables and inventories.

(2)	Presented as "Current assets of discontinued operations held for sale" on the consolidated balance sheet as of December 31, 2017.

(3)	Presented as "Current liabilities of discontinued operations held for sale" on the consolidated balance sheet as of December 31, 2017.

(4)
In connection with the divestiture of FMC Health and Nutrition, certain sites transferred to DuPont subsequent to November 1, 2017 due to various local timing constraints. Amounts at December 31, 2017 represent the net assets of FMC Health and Nutrition ultimately transferred to DuPont, subsequent to the closing date, in 2018.

In addition to our discontinued FMC Health and Nutrition, our discontinued operations in our financial statements includes adjustments to retained liabilities from previous discontinued operations. The primary liabilities retained include environmental liabilities, other postretirement benefit liabilities, self-insurance, long-term obligations related to legal proceedings and historical restructuring activities.
Our discontinued operations comprised the following:

(in Millions)	Year Ended December 31,
	2018	2017	2016
Adjustment for workers’ compensation, product liability, and other postretirement benefits and other, net of income tax benefit (expense) of ($5.2), ($0.1) and ($0.5), respectively	$(1.7)	$3.0	$2.5
Provision for environmental liabilities, net of recoveries, net of income tax benefit (expense) of $32.5, $24.9 and $12.9, respectively (1)	(121.4)	(51.2)	(24.0)
Provision for legal reserves and expenses, net of recoveries, net of income tax benefit (expense) of $6.9, $7.2 and $6.6, respectively	(26.3)	(13.4)	(12.2)
Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively	6.0	683.3	114.7
Discontinued operations of FMC Lithium, net of income tax benefit (expense) of ($18.0), ($35.2) and ($11.9), respectively	117.3	49.8	57.3
Discontinued operations, net of income taxes	$(26.1)	$671.5	$138.3

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(1)	See a roll forward of our environmental reserves as well as discussion on significant environmental issues that occurred during the year in Note 11.
Reserves for Discontinued Operations, other than Environmental at December 31, 2018 and 2017

(in Millions)	December 31,
	2018	2017
Workers’ compensation, product liability, and indemnification reserves	$23.6	$22.6
Postretirement medical and life insurance benefits reserve, net	7.0	7.6
Reserves for legal proceedings	41.6	33.0
Reserve for discontinued operations (1)	$72.2	$63.2
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(1)	Included in “Other long-term liabilities” on the consolidated balance sheets. Refer to Note 8 for discontinued restructuring reserves and Note 11 for discontinued environmental reserves.

The discontinued postretirement medical and life insurance benefits liability equals the accumulated postretirement benefit obligation. Associated with this liability is a net pre-tax actuarial gain and prior service credit of $5.4 million ($4.9 million after-tax) and $8.4 million ($5.6 million after-tax) at December 31, 2018 and 2017, respectively. The estimated net pre-tax actuarial gain and prior service credit that will be amortized from accumulated other comprehensive income into discontinued operations during 2019 are $1.0 million and zero, respectively.
Net spending in 2018, 2017 and 2016 was $5.4 million, $2.4 million and $1.3 million, respectively, for workers’ compensation, product liability and other claims; $1.1 million, $1.0 million and $1.1 million, respectively, for other postretirement benefits; and $21.3 million, $18.9 million and $15.3 million, respectively, related to reserves for legal proceedings associated with discontinued operations.